Equity Transactions	6 Months Ended
Jun. 30, 2011
Equity Transactions
Equity Transactions

15. Equity transactions:

The following provides a rollforward of the Company's common shares outstanding for the six months ended June 30, 2011 and twelve months ended December 31, 2010:

	June 30	December 31
	2011	2010
	# of Shares	# of Shares
Balance, beginning of the period	99,002,468	83,291,133
Exercise of Options	-	247,724
Conversions of notes payable	2,000,000	111,111
Equity Offering	-	15,352,500

Balance, end of the period	101,002,468	99,002,468

On March 10, 2011, the Company called its outstanding debentures and C$1.0 million of the debentures were converted into 2.0 million common shares at a conversion price of C$0.50 per share.